Investment Objectives and Goals	Oct. 28, 2026
IMS Capital Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF THE IMS CAPITAL VALUE FUND
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the IMS Capital Value Fund (the “Value Fund”) is long-term growth from capital appreciation
Objective, Secondary [Text Block]	and, secondarily, income from dividends.
IMS Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF THE IMS STRATEGIC INCOME FUND
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the IMS Strategic Income Fund (the “Income Fund”) is current income,
Objective, Secondary [Text Block]	and, secondarily, capital appreciation.